PARENT COMPANY INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of parent company information [abstract]
PARENT COMPANY INFORMATION

NOTE 37 – PARENT COMPANY INFORMATION

Condensed Separate statement of financial position

The following are the condensed separate Statements of Financial Position of Grupo Aval Acciones y Valores S.A. ,as of December 31, 2021, and 2020 and Condensed Separate Statements of Income and Statement of Cash Flows for the fiscal year ended on December 31, 2021, 2020 and 2019.

Condensed Separate Statement of Financial Position

	December 31,
	2021		2020
Current Assets
Cash and cash equivalents	Ps.	174,784	Ps.	130,353
Held for trading securities		47		7
Accounts receivable from related parties		281,375		343,448
Other assets		172		2,316
Total current assets	Ps.	456,378	Ps.	476,124

Non current Assets
Investments in subsidiaries and associates		25,025,607		22,684,869
Property plant and equipment		5,565		6,817
Deferred tax		124		1,849
Total non current assets	Ps.	25,031,296	Ps.	22,693,535

Total assets	Ps.	25,487,674	Ps.	23,169,659

Current liabilities
Borrowings at amortized cost		6,318		2,644
Outstanding bonds at amortized cost		8,048		5,579
Accounts payable		433,756		464,417
Other non-financial liabilities		1,214		1,214
Total current liabilities	Ps.	449,336	Ps.	473,854

Long-term liabilities
Borrowings at amortized cost		525,659		526,735
Outstanding bonds		1,124,520		1,124,520
Total non current liabilities	Ps.	1,650,179	Ps.	1,651,255

Total liabilities	Ps.	2,099,515	Ps.	2,125,109

	December 31,
	2021		2020
Equity
Shareholders’ equity		23,388,159		21,044,550

Total liabilities and shareholders’ equity	Ps.	25,487,674	Ps.	23,169,659

	December 31,		December 31,		December 31,
Condensed Separate Statement of Income	2021		2020		2019
Operating revenue
Equity method income, net		3,245,692		2,295,451		3,014,756
Other revenue from ordinary activities		286,823		286,755		286,778
Total operating revenue	Ps.	3,532,515	Ps.	2,582,206	Ps.	3,301,534

Expenses, net
Administrative expenses		(82,686)		(79,993)		(83,902)
Other expenses		(434)		(163)		(236)
(Losses) gains from exchange differences		(41)		(52)		(812)
Operating income	Ps.	3,449,354	Ps.	2,501,998	Ps.	3,216,584

Financial expenses		(98,690)		(106,979)		(121,794)

Net income before taxes		3,350,664		2,395,019		3,094,790
Income tax expense		(52,565)		(46,088)		(61,411)
Net income	Ps.	3,298,099	Ps.	2,348,931	Ps.	3,033,379

	December 31,		December 31,		December 31,
Condensed separate Cash Flow	2021		2020		2019
Net income	Ps.	3,298,099	Ps.	2,348,931	Ps.	3,033,379
Adjustments to reconcile net income to net cash used by operating activities		(2,021,406)		(938,332)		(1,753,640)
Net cash provided by operating activities	Ps.	1,276,693	Ps.	1,410,599	Ps.	1,279,739
Net cash used in investing activities		(132)		(186)		(145)
Net cash used in financing activities		(1,232,130)		(1,331,359)		(1,267,976)
Increase in cash and cash equivalents	Ps.	44,431	Ps.	79,054	Ps.	11,618
Effect of foreign currency changes on cash and cash equivalents		—		-		1,014
Cash and cash equivalents at beginning of year		130,353		51,299		38,667
Cash and cash equivalents at end of year	Ps.	174,784	Ps.	130,353	Ps.	51,299

Basis for presenting and summary of significant accounting policies

The attached separated financial statement of Grupo Aval has been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and their interpretations from the International Financial Reporting Standards Committee (IFRIC), currently in force and on the basis of historic cost, except for financial assets at fair value through profit or loss.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted for immaterial.

The separated financial statements of Grupo Aval have been prepared using the same IFRS basis and principles that Grupo Aval used to prepare it consolidated financial statements described in Note 2.

Commitments and contingencies

In the normal course of business, certain subsidiaries of Grupo Aval are defendants in various tax and legal proceedings. Grupo Aval is not aware of any pending legal proceedings which could have a significant effect on its financial position or the results of its operations.

Investment in subsidiaries and associates companies

Based on the IAS 27, when an entity prepares separate financial statements it shall account for investments in subsidiaries either: a) at cost or b) at fair value, in accordance with IFRS 9 or c) using the equity method. Accordingly Grupo Aval accounts for its investments in subsidiaries using the equity method.

The equity method is an accounting method according to which the investment is initially recognizes at cost, and they are periodically adjusted due to changes in the interest of the parent company over the net assets of the subsidiaries. Grupo Aval records on the result of the period its participation in the profit or loss of the subsidiaries, and in OCI its participation in the “Other comprehensive income account” of the subsidiary. In applying equity method Grupo Aval uses the subsidiaries consolidated financial statements at the end of the period prepared under IFRS.

Investment in Subsidiaries and Associates

Investment in subsidiaries and associates as of December 31, 2021 and 2020 comprise the following:

	December 31, 2021			December 31, 2020
	Ownership			Ownership
	interest held			interest held
	by Grupo	Book		by Grupo	Book
Subsidiary	Aval	Value		Aval	Value
Banco de Bogotá S.A.	68.74%	Ps.	15,616,990	68.74%	Ps.	13,601,445
Banco de Occidente S.A.	72.27%		3,632,129	72.27%		3,494,268
Banco Comercial AV Villas S.A.	79.87%		1,479,917	79.87%		1,473,996
Banco Popular S.A.	93.74%		3,318,617	93.74%		3,186,389
Corporación Financiera Colombiana S.A.	39.98%		1,061,518	39.58%		973,650
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	75.67%		570,941	75.67%		564,256
Grupo Aval Limited	100.00%		(658,519)	100.00%		(611,064)
Sociedad Beneficiaria Aval S.A.S.	100.00%		—	—%		—
Sociedad Beneficiaria Bogotá S.A.S.	100.00%		—	—%		—
Total subsidiaries		Ps.	25,021,593		Ps.	22,682,940

Associates
ADL Digital Lab S.A.S	34.00%		4,014	34.00%		1,929
Total associates			4,014			1,929

Total investment in subsidiaries and associates		Ps.	25,025,607		Ps.	22,684,869

Outstanding bonds

Outstanding bonds at December 31, 2021 and 2020 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2021		2020

November, 2019	Ps.	100,000	November, 2024	6.42%	Ps.	100,825	Ps.	100,825
November, 2019		300,000	November, 2039	IPC + 3.69%		303,229		302,126
June, 2017		300,000	June, 2042	IPC + 3.99%		300,301		300,178
November, 2016		93,000	November, 2026	IPC + 3.86%		93,810		93,538
November, 2016		207,000	November, 2036	IPC + 4.15%		208,861		208,259
December, 2009		124,520	December, 2024	IPC + 5.20%		125,542		125,173
Total Bonds	Ps.	1,124,520			Ps.	1,132,568	Ps.	1,130,099

The scheduled maturities of bonds as of December 31, 2021 are as follows:

Period	Amount
2022		8,048
2023		—
2024 and thereafter		1,124,520
Total	Ps.	1,132,568